Cover	Jan. 22, 2020
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2020
Entity File Number	001-13545
Entity Registrant Name	Prologis, Inc.
Entity Central Index Key	0001045609
Entity Tax Identification Number	94-3281941
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PLD
Security Exchange Name	NYSE
Prologis LP
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2020
Entity File Number	001-14245
Entity Registrant Name	Prologis, L.P.
Entity Central Index Key	0001045610
Entity Tax Identification Number	94-3285362
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Prologis LP | Notes 1.375 Percent Due 2021
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2021
Trading Symbol	PLD/21
Security Exchange Name	NYSE
Prologis LP | Notes 3.000 Percent Due 2022
Entity Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2022
Trading Symbol	PLD/22
Security Exchange Name	NYSE
Prologis LP | Notes 3.375 Percent Due 2024
Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2024
Trading Symbol	PLD/24
Security Exchange Name	NYSE
Prologis LP | Notes 3.000 Percent Due 2026
Entity Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2026
Trading Symbol	PLD/26
Security Exchange Name	NYSE
Prologis LP | Notes 2.250 Percent Due 2029
Entity Information [Line Items]
Title of 12(b) Security	2.250% Notes due 2029
Trading Symbol	PLD/29
Security Exchange Name	NYSE